Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 12,867	$ 22,976	$ (329,290)	$ 9,754
Cash flow hedge adjustment, net of tax	3,118		582
Comprehensive net income (loss)	15,985	22,976	(328,708)	9,754
Comprehensive net (income) loss attributable to noncontrolling interests	(50)	(406)	(3,814)	(1,106)
Comprehensive net income (loss) attributable to La Quinta Holdings' stockholders	$ 15,935	$ 22,570	$ (332,522)	$ 8,648